GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill, by reportable segment
The changes in the carrying amount of goodwill, by reportable segment for the year ended December 31, 2015, were as follows:

	December 31, 2014	Goodwill Resulting from Business Combinations	Impairments	Foreign Currency Translation and Other	December 31, 2015
Food and Beverage	$293.7	$—	$—	$(23.8)	$269.9
Power and Energy	562.9	—	—	(24.0)	538.9
Industrial(1)	224.4	—	—	(9.8)	214.6
Total	$1,081.0	$—	$—	$(57.6)	$1,023.4

(1) The carrying amount of goodwill included $67.7 of accumulated impairments as of December 31, 2015 and 2014.

The changes in the carrying amount of goodwill, by reportable segment for the year ended December 31, 2014, were as follows:

	December 31, 2013	Goodwill Resulting from Business Combinations	Impairments	Foreign Currency Translation and Other	December 31, 2014
Food and Beverage	$326.1	$—	$—	$(32.4)	$293.7
Power and Energy	595.0	—	—	(32.1)	562.9
Industrial(1)	243.9	—	—	(19.5)	224.4
Total	$1,165.0	$—	$—	$(84.0)	$1,081.0

(1) The carrying amount of goodwill included $67.7 of accumulated impairments as of December 31, 2014 and 2013.

Schedule of finite-lived intangible assets
Identifiable intangible assets were as follows:

	December 31, 2015			December 31, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with determinable lives:
Customer relationships	$344.0	$(94.1)	$249.9	$363.2	$(83.5)	$279.7
Technology	122.1	(38.0)	84.1	141.7	(36.3)	105.4
Patents	6.7	(4.6)	2.1	6.8	(4.3)	2.5
Other	13.0	(10.3)	2.7	14.4	(10.8)	3.6
	485.8	(147.0)	338.8	526.1	(134.9)	391.2
Trademarks with indefinite lives	240.6	—	240.6	268.1	—	268.1
Total	$726.4	$(147.0)	$579.4	$794.2	$(134.9)	$659.3

Schedule of indefinite-lived intangible assets
Identifiable intangible assets were as follows:

	December 31, 2015			December 31, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with determinable lives:
Customer relationships	$344.0	$(94.1)	$249.9	$363.2	$(83.5)	$279.7
Technology	122.1	(38.0)	84.1	141.7	(36.3)	105.4
Patents	6.7	(4.6)	2.1	6.8	(4.3)	2.5
Other	13.0	(10.3)	2.7	14.4	(10.8)	3.6
	485.8	(147.0)	338.8	526.1	(134.9)	391.2
Trademarks with indefinite lives	240.6	—	240.6	268.1	—	268.1
Total	$726.4	$(147.0)	$579.4	$794.2	$(134.9)	$659.3